STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Investments, at fair value:
Investments at fair value	$ 1,491,640,200	$ 1,088,463,761
Fully benefit-responsive investment contract, at contract value	0	43,004,479
Total investments	1,491,640,200	1,131,468,240
Receivables:
Employer contributions	28,472,823	27,806,355
Notes receivable from participants	9,397,436	9,514,568
Total receivables	37,870,259	37,320,923
NET ASSETS AVAILABLE FOR BENEFITS	1,529,510,459	1,168,789,163
Mutual Funds
Investments, at fair value:
Investments at fair value	150,410,506	141,590,190
Common/Collective Trusts
Investments, at fair value:
Investments at fair value	1,025,154,862	810,194,224
Pooled separate accounts
Investments, at fair value:
Investments at fair value	110,575,492	83,647,113
Viasat, Inc. Common Stock
Investments, at fair value:
Investments at fair value	180,019,018	32,187,114
Self-directed Brokerage Accounts
Investments, at fair value:
Investments at fair value	$ 25,480,322	$ 20,845,120